Leasing - Schedule of Analysis of Contractual Payment Dates Of Leasing Liability (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Analysis of Contractual Payment Dates Of Leasing Liability [Line Items]
Total (undiscounted)	₪ 1,173
Discount effect	(98)
Net present value	1,075	₪ 1,332	₪ 648
Up to a year [Member]
Schedule of Analysis of Contractual Payment Dates Of Leasing Liability [Line Items]
Total (undiscounted)	469
Between 1-2 years [Member]
Schedule of Analysis of Contractual Payment Dates Of Leasing Liability [Line Items]
Total (undiscounted)	469
More than 2 years [Member]
Schedule of Analysis of Contractual Payment Dates Of Leasing Liability [Line Items]
Total (undiscounted)	₪ 235